Income Taxes - Reconciliation of Statutory Tax Rates and Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%	34.00%
Valuation allowance	6.10%	(25.20%)	51.50%
Federal tax rate change	0.00%	0.00%	(93.30%)
General business credits	(2.90%)	6.20%	10.80%
Expiration of stock options	(21.40%)	0.00%	0.00%
Other	(2.80%)	(2.00%)	(3.00%)
Effective tax rate	0.00%	0.00%	0.00%